Consolidated Statement of Comprehensive Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	SFr 6,033	SFr 6,081
Other gains	295	1,029
Total income	6,328	7,110
Raw materials and consumables expenses	(1,736)	(1,250)
External selling and distribution expenses	(2,200)	(3,307)
External research and development expenses	(1,328)	(12,393)
Personnel expenses	(11,838)	(12,998)
Other administrative expenses	(5,391)	(7,747)
Other losses	(48)	(63)
EBITDA	(16,213)	(30,648)
Change in fair value of contingent consideration	4,782	8,892
Impairment expense	(96,079)	(26,424)
Amortization and depreciation expense	(3,318)	(3,860)
Operating result	(110,828)	(52,040)
Financial income	93	18
Financial expense	(949)	(2,294)
Net loss before taxes	(111,684)	(54,316)
Income taxes	13,503	3,526
Net loss for the period	(98,181)	(50,790)
OTHER COMPREHENSIVE INCOME
Remeasurement of defined benefit obligations	(484)	942
Items that will not be reclassified to profit or loss	(484)	942
Currency translation differences	63	461
Items that may be reclassified to profit or loss	63	461
Other comprehensive income for the period, net of tax	(421)	1,403
Total comprehensive loss for the period	SFr (98,602)	SFr (49,387)
EARNINGS PER SHARE
Basic loss per share (in CHF)	SFr (8.354)	SFr (4.805)
Diluted loss per share (in CHF)	SFr (8.354)	SFr (4.805)